Disposal of Assets and other changes in organizational structure - Summary of Assets Classified as Held for Sale (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [line items]
Cash and Cash Equivalents	$ 492	$ 40
Trade receivables	1,436	39
Inventories	791	47
Investments	783	973
Property, plant and equipment	4,297	745
Others	2,022	102
Total	9,821	1,946
Trade Payables	268	1
Finance debt	2,516
Provision for decommissioning costs	1,088	932
Others	1,872	50
Total	5,744	$ 983
Exploration and production segment [member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [line items]
Investments	773
Property, plant and equipment	2,510
Others	112
Total	3,395
Provision for decommissioning costs	1,088
Total	1,088
Distribution Segment [Member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [line items]
Trade receivables	966
Inventories	772
Investments	10
Property, plant and equipment	1,705
Others	1,346
Total	4,799
Trade Payables	248
Others	801
Total	1,049
Gas and Power Segment [member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [line items]
Trade receivables	8
Inventories	19
Property, plant and equipment	82
Others	94
Total	203
Trade Payables	20
Others	7
Total	27
Corporate [member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [line items]
Cash and Cash Equivalents	492
Trade receivables	462
Others	470
Total	1,424
Finance debt	2,516
Others	1,064
Total	$ 3,580